Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Cash flows from operating activities
Net income	$ 147,364	$ 72,506	$ 39,248
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	37,554	25,543	18,843
Impairment and write-off of property and equipment	3,292	2,052	42
Impairment of intangible assets		1,782
Unrealized foreign currency (gain) loss	(2,629)	1,786	(1,965)
Amortization of deferred financing costs	498	225	229
Amortization of deferred rent	4,214	3,020	1,402
Deferred income tax provision	(7,729)	12,443	11,024
Equity compensation expense	27,020
Tax benefits on exercise of share options	(32,281)
Non-cash charges for services provided by former parent	1,442
Change in assets and liabilities:
Receivables, net	(48,399)	(14,071)	(35,350)
Inventories	(71,151)	(50,465)	(13,390)
Prepaid expenses and other current assets	(12,647)	(8,990)	(4,721)
Other assets	(2,284)	(664)	(1,363)
Accounts payable	14,888	18,043	4,612
Accrued expenses and other current liabilities	46,419	37,405	5,149
Other long-term liabilities and deferred credits	9,719	9,693	4,832
Net cash provided by operating activities	115,290	110,308	28,592
Cash flows from investing activities
Capital expenditures	(88,187)	(57,348)	(30,816)
Purchase of intangible assets		(482)	(1,359)
Net cash used in investing activities	(88,187)	(57,830)	(32,175)
Cash flows from financing activities
Repayments of borrowings under revolving credit agreement	(100,855)	(225,820)	(218,063)
Borrowings under revolving credit agreement	110,764	194,605	222,603
Bank overdraft		(4,380)	2,903
Proceeds from private placement	9,550
Exercise of employee share options	9,672
Tax benefits on exercise of share options	32,281
Distribution to shareholders			(1,862)
Payment of loan to parent		(1,850)
Payment of deferred financing costs	(2,773)	(281)
Net cash provided by (used in) financing activities	58,639	(37,726)	5,581
Effect of exchange rate changes on cash and cash equivalents	(453)	649	1,206
Net increase in cash and cash equivalents	85,289	15,401	3,204
Beginning of period	21,065	5,664	2,460
End of period	106,354	21,065	5,664
Supplemental disclosures of cash flow information
Cash paid for interest	1,266	1,202	1,573
Cash paid for income taxes	84,389	27,252	4,730
Supplemental disclosure of noncash investing and financing activities
Accrued capital expenditures	$ 6,869	$ 3,538	$ 2,519